Loans and borrowings - Additional Information (Details) $ in Thousands, $ in Millions			12 Months Ended
	Oct. 21, 2024 USD ($)	Jan. 09, 2024 USD ($)	Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2022 COP ($)	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 USD ($) $ / $
Loans and borrowings
Borrowings			$ 119,965,031,000	$ 105,815,527,000
Closing balance exchange rate			4,409.15	3,822.05		4,409.15	3,822.05
Proceeds obtained from loans and borrowings			$ 27,155,189,000
Proceeds from borrowings			27,155,189,000	$ 34,035,090,000	$ 16,844,029,000
Repayment of loans and borrowings			26,157,908,000	21,659,669,000	16,409,494,000
Interest payments			7,526,172,000	6,580,746,000	$ 5,492,251,000
Fair value of loans and borrowings			117,136,938,000	104,223,267,000
ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees			22,664,577,000	20,607,822,000
Chile | ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees			15,799,052,000	14,899,609,000
Brazil | ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees			4,186,525,000	3,029,213,000
Colombia | ISA and its Companies
Loans and borrowings
Estimated value of the current guarantees			2,679,000,000	2,679,000,000
Hedge of a net investment in a foreign operation
Loans and borrowings
Hedging instrument liabilities						$ 10,269	$ 10,270
Cash flow hedging
Loans and borrowings
Hedging instrument liabilities						7,343	6,265
Local currency
Loans and borrowings
Borrowings			11,370,942,000	10,417,990,000
Foreign currency
Loans and borrowings
Borrowings			108,594,089,000	$ 95,397,537,000
Local Borrowings With Grupo Aval
Loans and borrowings
Short-term financing			$ 1,000,000,000
Maturity period			7 years
Local Borrowings With Bancolombia
Loans and borrowings
Short-term financing			$ 1,000,000,000
External Public Debt Bonds
Loans and borrowings
Short-term financing	$ 1,750	$ 1,850
Maturity period	7 years 3 months 18 days	12 years
Borrowings, interest rate	7.75%	8.375%
Committed credit line
Loans and borrowings
Short-term financing						1,200
Maturity period			5 years
External Loan With Sumitomo Mitsui Banking Corporation
Loans and borrowings
Short-term financing						250
Maturity period			5 years
Local Borrowings | Hedge of a net investment in a foreign operation
Loans and borrowings
Hedging instrument liabilities						$ 17,612	$ 16,535
Commercial and syndicate loans | Local currency
Loans and borrowings
Borrowings, interest rate			11.70%	12.90%		11.70%	12.90%
Borrowings			$ 5,301,424,000	$ 4,323,198,000
Commercial and syndicate loans | Foreign currency
Loans and borrowings
Borrowings, interest rate			6.50%	7.20%		6.50%	7.20%
Borrowings			$ 18,253,490,000	$ 21,478,503,000
Bonds | Local currency
Loans and borrowings
Borrowings, interest rate			9.80%	12.40%		9.80%	12.40%
Borrowings			$ 5,193,284,000	$ 5,172,256,000
Bonds | Foreign currency
Loans and borrowings
Borrowings, interest rate			7.00%	6.40%		7.00%	6.40%
Borrowings			$ 88,881,027,000	$ 72,774,985,000
Ecopetrol S.A
Loans and borrowings
Proceeds obtained from loans and borrowings			22,352,453,000
Repayment of loans and borrowings			22,887,005,000
Interest payments			5,361,447,000
Interconexion Electrica S.A. E.S.P
Loans and borrowings
Proceeds obtained from loans and borrowings			4,410,500,000
Repayment of loans and borrowings			2,476,782,000
Interest payments			2,023,663,000
Ocensa S.A
Loans and borrowings
Repayment of loans and borrowings			$ 7,526,172,000